SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF COMPONENTS OF CHANGES IN ARO

Components of the changes in ARO are shown below:

ARO, ending balance – October 31, 2023	$51,091
Accretion expense	1,389
ARO, ending balance – April 30, 2024	52,480
Less: ARO – current	2,778
ARO, net of current portion – April 30, 2024	$49,702

Components of the changes in ARO for the years ended October 31, 2022 and 2023 are shown below:

ARO, ending balance – October 31, 2021	$45,535
Accretion expense	2,778
ARO, ending balance – October 31, 2022	48,313
Accretion expense	2,778
ARO, ending balance – October 31, 2023	51,091
Less: ARO – current	2,778
ARO, net of current portion – October 31, 2023	$48,313

SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been anti-dilutive (see Note 10):

	As of October 31,		As of October 31,
	2023		2022
Warrants (Note 9, Note 10)	396,247	(4)	693,107	(1)
Convertible Notes (Note 9, Note 10)	-		2,772,429	(2)
Commitment Shares (Note 9, Note 10)	-		321,428	(3)
Restricted stock units and shares (Note 6, Note 10)	-		1,400,000	(5)
Total potentially dilutive securities	396,247		4,486,964

(1)	Balance includes warrants issued per the January 2022 Securities Purchase Agreement (“January 2022 SPA”) with GPL Ventures, LLC (“GPL”), which are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price.
(2)	Upon IPO, the debt will convert into a variable number of shares; the number of conversion shares is equal to the outstanding principal amount divided by the conversion price, which is equal to the lesser of a) the IPO price or b) the opening price of the common stock on the first trading day after the IPO multiplied by the discount of 50%.
(3)	The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO.
(4)	Balance consists of potentially dilutive shares based on 1,766,702 outstanding, equity classified warrants.
(5)	Balance consists of restricted stock units granted to five outside directors and restricted shares issued to executives.